UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steelhead Partners LLC
Address: P.O. Box 21749

         Seattle, WA  98111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Michael Johnston
Title:     Managing Member
Phone:     206-689-2450

Signature, Place, and Date of Signing:

     /s/ J. Michael Johnston     Seattle, WA     February 09, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     116676


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADVANCED DIGITAL INFORMATION   COM              007525108      759    33000 SH        SOLE    N/A            33000        0        0
ADVANCED MICRO DEVICES INC     COM              007903107      111     8000 SH        SOLE    N/A             8000        0        0
AMERICA WEST AIRLINES INC-CL B COM              023657208     4472   349046 SH        SOLE    N/A           349046        0        0
ARM HOLDINGS PLC               COM              042068106       23     1000 SH        SOLE    N/A             1000        0        0
AUSPEX SYSTEMS INC             COM              052116100     1190   170000 SH        SOLE    N/A           170000        0        0
AUSPEX SYSTEMS INC             COM              052116900      105    15000 SH  CALL  SOLE    N/A            15000        0        0
AVANTGO INC                    COM              05349M100        2      250 SH        SOLE    N/A              250        0        0
AVIS RENT A CAR INC            COM              053790101     1081    33200 SH        SOLE    N/A            33200        0        0
BUDGET GROUP INC               COM              119003101      233   109800 SH        SOLE    N/A           109800        0        0
CABOT OIL & GAS CORP -CL A     COM              127097103     1444    46300 SH        SOLE    N/A            46300        0        0
COMPAQ COMPUTER CORP           COM              204493100     1181    78500 SH        SOLE    N/A            78500        0        0
DELL COMPUTER CORP             COM              247025109     1482    85000 SH        SOLE    N/A            85000        0        0
DOLLAR TREE STORES INC         COM              256747106       74     3000 SH        SOLE    N/A             3000        0        0
EFFICIENT NETWORKS INC         COM              282056100     1575   110500 SH        SOLE    N/A           110500        0        0
GREY WOLF INC                  COM              397888108     3081   524400 SH        SOLE    N/A           524400        0        0
HALLIBURTON CO                 COM              406216101     2175    60000 SH        SOLE    N/A            60000        0        0
HYDRIL CO                      COM              448774109      105     6000 SH        SOLE    N/A             6000        0        0
INTERPHASE CORP                COM              460593106       44     5000 SH        SOLE    N/A             5000        0        0
ISPAT INTERNATIONAL NV-CL A    COM              464899103     5409  2403800 SH        SOLE    N/A          2403800        0        0
LEGATO SYSTEMS INC             COM              524651106      223    30000 SH        SOLE    N/A            30000        0        0
LSI LOGIC CORP                 COM              502161102      393    23000 SH        SOLE    N/A            23000        0        0
LUCENT TECHNOLOGIES INC        COM              549463107     1080    80000 SH        SOLE    N/A            80000        0        0
NRTTHROP CORP                  COM              666807102     6922    83400 SH        SOLE    N/A            83400        0        0
OCEAN ENERGY INC TEX           COM              67481E106    21863  1258300 SH        SOLE    N/A          1258300        0        0
OMI CORP NEW                   COM              Y6476W104     9543  1482430 SH        SOLE    N/A          1482430        0        0
ONYX SOFTWARE CORP             COM              683402101      110    10000 SH        SOLE    N/A            10000        0        0
PINNACLE SYSTEMS INC           COM              723481107      221    30000 SH        SOLE    N/A            30000        0        0
PRIDE INTERNATIONAL INC        COM              741932107    19273   782670 SH        SOLE    N/A           782670        0        0
RAYTHEON CO                    COM              755111408      649    20900 SH        SOLE    N/A            20900        0        0
RAYTHEON CO -CL A              COM              755111309     8787   303000 SH        SOLE    N/A           303000        0        0
SANTA FE INTERNATIONAL CORP    COM              G7805C108     1539    48000 SH        SOLE    N/A            48000        0        0
SEMITOOL INC                   COM              816909105     2186   225700 SH        SOLE    N/A           225700        0        0
SIGMA DESIGNS INC              COM              826565103      106    91650 SH        SOLE    N/A            91650        0        0
SONUS NETWORKS INC             COM              835916107      189     7500 SH        SOLE    N/A             7500        0        0
TELEDYNE INC                   COM              879360105       95     4000 SH        SOLE    N/A             4000        0        0
TIDEWATER INC                  COM              886423102      772    17400 SH        SOLE    N/A            17400        0        0
TRANSOCEAN SEDCO FOREX INC     COM              G90078109     8050   175000 SH        SOLE    N/A           175000        0        0
TRITON ENERGY CORP             COM              G90751101     6672   222400 SH        SOLE    N/A           222400        0        0
USX-U S STEEL GROUP            COM              90337T101      972    54000 SH        SOLE    N/A            54000        0        0
VIEWPOINT CORP                 COM              92672P108      650   119500 SH        SOLE    N/A           119500        0        0
VISHAY INTERTECHNOLOGY INC     COM              928298108     1280    84600 SH        SOLE    N/A            84600        0        0
WASTE MANAGEMENT INC           COM              94106L109      555    20000 SH        SOLE    N/A            20000        0        0


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